Related party transactions (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits	SFr 1,502,377	SFr 1,314,723	SFr 1,156,427
Consulting fees	224,091	317,425	364,535
Share based compensation	955,051	975,579	1,434,190
Key management compensation	2,681,519	2,607,727	SFr 2,955,152
Board of Directors and Executive Management
Related party transactions
Net payable	SFr 172,443	SFr 145,443